Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
General and administrative expenses	$ 120,381	$ 95,949	$ 84,715
Share repurchase and cancelled	301,000	381,000
Share Repurchase Plan [Member]
Disclosure of classes of share capital [line items]
Share repurchase and cancelled	301,000	381,000
Accumulated profit On repurchased shares	$ 10,000	$ 11,000
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,157	10,826
Shares Issuance Price Per Share	$ 32.24	$ 24.36
Percentage Of Total Issued Shares Excluding Treasury Shares Of Kenon	3.00%
Fair value of the shares granted	$ 263	$ 263	229
General and administrative expenses	$ 269	$ 280	$ 296
Board of Director [Member]
Disclosure of classes of share capital [line items]
Cash dividend per share	$ 4.8	$ 3.8	$ 2.79
Dividends paid	$ 250,000	$ 200,000	$ 150,000